Income (loss) per Share (Tables)	9 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted [Table Text Block]
	Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
Basic weighted average number of common shares outstanding	239,036,198	128,602,843	216,518,948	119,327,280
Effect of dilutive stock options and warrants	-	2,922,480	-	2,922,480
Diluted weighted average common shares outstanding	239,036,198	131,525,323	216,518,948	122,249,760